10. PROPERTY, PLANT AND EQUIPMENT (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Details
Depreciation capitalized to inventory		$ 1,124,818
Gain on disposal of property, plant and equipment	[1]	$ (232,874)	$ 0

[1]	Note 10.